SCHEDULE OF NUMBER AND WEIGHTED AVERAGE FAIR VALUE OF RESTRICTED STOCK UNITS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Based Payments
Number of RSUs, Outstanding | shares	232,125	232,125	119,140	119,140
Weighted average fair value, Outstanding | $ / shares	$ 4.53		$ 5.28
Number of RSUs, Granted | shares	365,692	365,692	169,220	169,220
Weighted average fair value, Granted | $ / shares		$ 11.28		$ 4.25
Number of RSUs, Vested | shares	(87,858)	(87,858)	(35,378)	(35,378)
Weighted average fair value, Vested | $ / shares		$ 4.62		$ 5.27
Number of RSUs, Cancelled | shares			(20,857)	(20,857)
Weighted average fair value, Cancelled | $ / shares				$ 5.29
Number of RSUs, Outstanding | shares	509,959	509,959	232,125	232,125
Weighted average fair value, Outstanding | $ / shares	$ 9.36		$ 4.53